Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000141590 | BNY-46654EAG6
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000141590 | BNY-10921U2J6
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000141590 | BNY-00775VAA2
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000141590 | BNY-929342AB9
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000141590 | BNY-12434LAC8
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000141590 | BNY-67181DAA9
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000141590 | BNY-30321L2G6
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000141590 | BNY-30323CAE0
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000141590 | BNY-913903AZ3
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000141590 | BNY-62829D2D1
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000141591 | BNY-10921U2J6
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000141591 | BNY-00775VAA2
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000141591 | BNY-929342AB9
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000141591 | BNY-12434LAC8
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000141591 | BNY-67181DAA9
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000141591 | BNY-30321L2G6
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000141591 | BNY-913903AZ3
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000141591 | BNY-67114HAA2
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000141591 | BNY-03329TAG9
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000141591 | BNY-45115AAA2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000141592 | BNY-929342AB9
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000141592 | BNY-12434LAC8
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000141592 | BNY-67181DAA9
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000141592 | BNY-67114HAA2
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000141592 | BNY-03329TAG9
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000141592 | BNY-15674LAA4
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000141592 | BNY-62475WAG0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000141592 | BNY-67448NAA6
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000141592 | BNY-691200AC3
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000141592 | BNY-89680HAE2
Holdings [Line Items]
Percent of Net Asset Value	1.50%